Impairment	12 Months Ended
Dec. 31, 2023
Impairment [Abstract]
IMPAIRMENT
NOTE 12:	IMPAIRMENT

The following tables summarize the impairment loss (reversal) in the consolidated statements of profit or loss and comprehensive profit or loss:

	Year ended December 31,
	2023	2022
Impairment on short-term prepaid deposits, equipment and construction prepayments, property, plant and equipment and right-of-use assets	12,252	75,213
Impairment on goodwill	—	17,900
	12,252	93,113

Year ended December 31,
							2023
	Short-term prepaid deposits	Equipment and construction prepayments	Assets held for sale	ROU assets	Property, plant and equipment	Goodwill	Total
Immersion cooling equipment	—	—	—	—	1,882	—	1,882
Short-term deposits	6,982	—	—	—	—	—	6,982
Miners held for sale	—	—	388	—	—	—	388
Suni mineral asset	—	—	—	—	3,000	—	3,000
	6,982	—	388	—	4,882	—	12,252

Year ended December 31,
							2022
Washington State cryptocurrency Mining CGU (“Washington CGU”)	—	—	—	306	6,208	17,900	24,414
Argentina cryptocurrency Mining CGU (“Argentina CGU”)	—	50,326	—	1,728	32,027	—	84,081
Quebec cryptocurrency Mining CGU (“Quebec CGU”)	—	(11,641)	—	—	—	—	(11,641)
Paraguay cryptocurrency Mining CGU (“Paraguay CGU”)	—	(8,486)	—		—	—	(8,486)
Miners held for sale	—	—	545	—	—	—	545
Suni mineral asset	—	—	—	—	4,200	—	4,200
	—	30,199	545	2,034	42,435	17,900	93,113

a.	2023 impairment loss

Impairment on short-term prepaid deposits during the second quarter of 2023

i.	Background

In 2022, the Company entered into agreements with external brokers to be able to proceed with the importation of its miners into Argentina. Under the agreements, the Company was required to make advance deposits to the external brokers, which were classified as short-term prepaid deposits on the consolidated statements of financial position. During the second quarter of 2023, the Company decided to terminate the importation agreements with the external brokers as of June 30, 2023.

ii.	Impairment loss

The Company assumed the cost of terminating the importation agreements with the brokers in order to execute its new importation strategy, resulting in the Company forgoing a deposits balance of $6,982. Accordingly, during the second quarter of 2023, the Company impaired $6,982 of short-term prepaid deposits. This impairment is presented in the consolidated statements of profit or loss and comprehensive profit or loss under Impairment on short-term prepaid deposits, equipment and construction prepayments, property, plant and equipment and right-of-use assets.

Impairment on mineral assets during the second quarter of 2023

i.	Background

The Suni mineral asset was acquired in connection with the reverse acquisition of Bitfarms Ltd (Israel) on April 12, 2018, and its value at the time was estimated at $9,000 based on an independent appraiser’s valuation. Suni is an iron ore deposit located in Canada that was held by the acquiree. Since its acquisition, following the presence of impairment indicators, the Suni mineral asset was written down to a net book value of $3,000 as of December 31, 2022.

ii.	Impairment loss

During the second quarter of 2023, in connection with the planned disposal of the Suni mineral asset, Management tested the cash-generating unit for impairment, resulting in a further impairment charge of $3,000 and bringing the carrying amount to nil. This impairment charge is presented in the consolidated statements of profit or loss and comprehensive profit or loss under Impairment on short-term prepaid deposits, equipment and construction prepayments, property, plant and equipment and right-of-use assets. On July 27, 2023, the Company sold the Suni mineral asset for a nominal amount to a third party.

Impairment on electrical components during the fourth quarter of 2023

i.	Background

During the third quarter of 2023, the Company de-energized its 2 MW immersion cooling pilot project in Washington State as the equipment did not perform to the Company’s expectations of performance and costs. With the de-energization of the immersion cooling pilot project, the 2 MW of hydro-electricity remains available to the Company to use in the future.

ii.	Impairment loss

During the fourth quarter of 2023, in connection with the planned disposal of the de-energized immersion cooling electrical components, Management tested those assets for impairment, resulting in an impairment charge of $1,882 before being reclassified to assets held for sale. This impairment charge is presented in the consolidated statements of profit or loss and comprehensive profit or loss under Impairment on short-term prepaid deposits, equipment and construction prepayments, property, plant and equipment and right-of-use assets.

b.	2022 impairment loss and impairment loss reversal
i.	Background

During the year ended December 31, 2022, as a result of the decline in the BTC price, the Company performed evaluations of the recoverable amount of the assets for operating the cryptocurrency mining facilities in Quebec, Washington State, Argentina and Paraguay separately. As the group of assets for each CGU do not generate cash inflows that are independent of each other, the recoverable amount was calculated for each CGU comprised of the property, plant and equipment, ROU assets, long-term electricity deposits, long-term construction and equipment prepayments and favorable lease used in the operating cryptocurrency mining facilities in Quebec, Washington State, Argentina and Paraguay.

ii.	Impairment loss

The recoverable amount was calculated using the value in use model, which calculated the present value of the future cash flows expected to be derived from the Washington CGU and Argentina CGU, which were determined to be lower than their carrying amount. Based on its calculation, the Company determined that impairment losses should be recorded on its Washington CGU and Argentina CGU in the amount of $24,414 and $84,081, respectively, during the year ended December 31, 2022. The impairment losses were recognized in profit or loss under Impairment on short-term prepaid deposits, equipment and construction prepayments, property, plant and equipment and right-of-use assets and Impairment on goodwill.

iii.	Reversal of impairment loss

The renegotiation of the 48,000 unit purchase agreements, as described in Note 15a, allowed the deployment of Miners intended for the Argentina CGU to be reassigned to the Quebec CGU and Paraguay CGU. As a result, a portion of the equipment prepayments in the Argentina CGU that were impaired during the third quarter of 2022 was allocated to the Quebec CGU and Paraguay CGU. The deposits were transferred to the Quebec CGU and Paraguay CGU at the impaired amount. After performing the evaluation of the recoverable amount of the assets for these CGUs, the impairment losses previously recognized on these deposits were reversed into the Quebec CGU and Paraguay CGU by $11,641 and $8,486, respectively. The impairment reversals were recognized in profit or loss under Impairment on short-term prepaid deposits, equipment and construction prepayments, property, plant and equipment and right-of-use assets.

iv.	Suni mineral asset

In connection with the reverse acquisition of Bitfarms Ltd (Israel), the Company engaged an independent appraiser to determine the fair value as of the acquisition date, April 12, 2018, of Suni, an iron ore deposit located in Canada held by the acquiree. The appraiser’s valuation report was based on the market comparison method and the analysis of similar assets. Following certain adjustments resulting from changes in the price of iron ore, among other variables, Suni’s value at April 12, 2018 was estimated at $9,000.

An independent appraiser was engaged to determine Suni’s fair value as of September 30, 2022 due to the decline in the iron ore price during the third quarter of 2022. Using the same method as the previous independent appraiser, the new appraiser determined that the fair value of Suni was $3,250, or $3,000 after reflecting estimated costs to sell, compared to $7,200 on December 31, 2021, which resulted in an impairment of $4,200 during the third quarter of 2022 to Suni’s mineral asset book value. There were no further impairment indicators as of December 31, 2022. The impairment loss was recognized in profit or loss under Impairment on short-term prepaid deposits, equipment and construction prepayments, property, plant and equipment and right-of-use assets.